Financial Risk Management - Percentage of accounts receivable (Details)	Dec. 31, 2020	Dec. 31, 2019
Customer A and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	36.30%	37.70%
Customer B and Its Affiliates [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	8.20%	7.90%
Customer C [Member]
IFRS Statement [Line Items]
Percentage Of Accounts Receivable	13.60%	5.80%